(PIMCO Municipal Bond Fund) |
PIMCO Funds

Supplement Dated March 1, 2013 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and
Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus,
each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Municipal Bond Fund (the "Fund")

The following changes are effective immediately.

The seventh sentence of the second paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted and replaced with the following:
The average portfolio duration of this Fund normally varies from three to twelve years, based on PIMCO's forecast for interest rates.
The following is added before the first sentence of the second paragraph of the "Performance Information" section of the Fund's Fund Summary in each Prospectus:

Effective March 1, 2013, the Fund's broad-based securities market index is the Barclays Municipal 20 Year Index (17-22 Year). The Barclays Municipal 20 Year Index (17-22 Year) is the 20 Year (17-22) component of the Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from 17 to 22 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's investment philosophy and the universe of securities in which PIMCO invests for purposes of the Fund. Prior to March 1, 2013, the Fund's primary benchmark was the Barclays Municipal Bond Index.

The following disclosure is added above the row relating to the Barclays Municipal Bond Index in the Average Annual Total Returns table in the "Performance Information" section of the Fund's Fund Summary in each Prospectus:

Average Annual Total Returns (PIMCO Municipal Bond Fund)	1 Year	5 Years	10 Years
Barclays Municipal 20 Year Index (17-22 Year) (reflects no deductions for fees, expenses or taxes)	13.98%	5.27%	6.01%

(PIMCO Worldwide Fundamental Advantage TR Strategy Fund) |
PIMCO Funds

Supplement Dated March 1, 2013 to the
PIMCO Worldwide Fundamental Advantage TR Strategy Fund Class A, Class C and Class R
Prospectus and PIMCO Worldwide Fundamental Advantage TR Strategy Fund Institutional Class,
Class P, Administrative Class and Class D Prospectus,
each dated September 5, 2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Worldwide Fundamental Advantage TR Strategy Fund
(the "Fund")

Effective immediately, the fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).